Financial liabilities measured at FVTPL	12 Months Ended
Dec. 31, 2025
Financial liabilities measured at FVTPL
Financial liabilities measured at FVTPL
27	Financial liabilities measured at FVTPL

The Group granted warrants to certain investors in 2022 and before, under which the investors have the rights to subscribe for the Company’s preferred shares at a predetermined or nominal price during a specific period. Such warrants are classified as financial liabilities measured at FVTPL.

The movement of warrant liabilities during the year presented is set out as below:

For the year ended December 31,
2023
RMB’000
As of January 1	72,112
Deemed distribution to a preferred shareholder (Note (i))	32,767
Fair value changes	4,549
Exercised by the investors to subscribe for preferred shares
–Other reserve (Note 29(b)(iii))	(111,055)
Foreign exchange effect	1,627
As of December 31	—

Notes:

(i)	In May 2023, the Company amended a warrant issued in 2018 to a preferred shareholder with nominal consideration. The warrant became exercisable as amended to subscribe for 1,382,929 shares of Series A Preferred Shares at a predetermined nominal price during a specific period. The fair value changes of the warrant of RMB32.8 million due to the amendment was treated as a deemed distribution to this preferred shareholder.

The Group has engaged an independent valuation firm to evaluate the fair value of the warrants utilizing the binomial option-pricing model, which involves significant assumptions including the risk-free interest rate, the expected volatility, expected dividend yield and expected term. The warrants were remeasured as of the end of each year presented utilizing the binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2023
Expected volatility	53.8%
Risk-free interest rate (per annum)	4.3%
Expected dividend yield	0%
Expected term	2.5	years

The risk-free interest rate was based on the U.S. Treasury rate for the expected remaining life of the convertible notes and warrants. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s convertible notes and warrants. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the remaining life of the convertible notes and warrants.